Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (Thousands) (7)	Adjusted EBITDA (Thousands) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,223,127	$129,911	$2,995,319	$2,235,982	$131.54	$186.27	$24,307	$102,502
2022	$1,599,032	$(13,632,968)	$2,111,590	$(6,446,895)	$160.90	$180.34	$289,004	$388,631
2021	$34,832,000	$36,336,000	$984,079	$6,001,970	$300.99	$170.93	$135,037	$219,077
2020	$—	$—	$10,320,082	$21,065,164	$213.19	$112.07	$(21,825)	$42,609
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Litinsky (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. In 2021, the compensation paid to Mr. Litinsky consisted of only 800,000 restricted stock units that vest over four years. Refer to “Compensation Tables – Summary Compensation Table.” In 2020, Mr. Litinsky did not receive any compensation.
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Litinsky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Litinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Litinsky’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$4,223,127	$2,140,521	$(1,952,695)	$129,911
2022	$1,599,032	$—	$(15,232,000)	$(13,632,968)
2021	$34,832,000	$34,832,000	$36,336,000	$36,336,000
2020	$—	$—	$—	$—
(a) The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,439,305	$(1,772,000)	$(1,620,000)	$(1,952,695)
2022	$—	$(12,684,000)	$(2,548,000)	$(15,232,000)
2021	$36,336,000	$—	$—	$36,336,000
2020	$—	$—	$—	$—
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Litinsky) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Litinsky) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Ryan Corbett, Michael Rosenthal and Elliot D. Hoops; (ii) for 2021, Ryan Corbett, Michael Rosenthal, Elliot D. Hoops and Sheila Bangalore; and (iii) for 2020, Ryan Corbett, Michael Rosenthal and Sheila Bangalore.
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Litinsky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Litinsky) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Litinsky) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,995,319	$1,680,392	$921,055	$2,235,982
2022	$2,111,590	$997,151	$(7,561,334)	$(6,446,895)
2021	$984,079	$482,699	$5,500,590	$6,001,970
2020	$10,320,082	$9,655,719	$20,400,801	$21,065,164
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,161,355	$(1,051,459)	$—	$811,159	$921,055
2022	$395,594	$(7,244,572)	$234,150	$(946,506)	$(7,561,334)
2021	$458,481	$4,751,757	$113,902	$176,450	$5,500,590
2020	$19,441,468	$—	$959,333	$—	$20,400,801
(5) The dollar amounts reported in column (f) represent Cumulative TSR as calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6) The dollar amounts reported in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consisted of the following companies: Albemarle Corporation, Alcoa Corporation, Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, CF Industries Holdings, Inc., Cleveland-Cliffs Inc., Commercial Metals Company, Compass Minerals International, Inc., Quaker Chemical Corporation, Reliance Steel & Aluminum Co., Steel Dynamics, Inc., The Mosaic Company, and Westlake Chemical Corporation.
(7) The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8) The dollar amounts reported in column (i) represent Adjusted EBITDA for the applicable year. Adjusted EBITDA is defined as GAAP net income before interest expense, net; income tax expense or benefit; and depreciation, depletion and amortization; further adjusted to eliminate the impact of stock-based compensation expense; initial start-up costs; transaction-related and other costs; accretion of asset retirement and environmental obligations; gain or loss on disposals of long-lived assets; write-downs of inventories; tariff rebates; and other income or loss.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Litinsky) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Litinsky) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022, Ryan Corbett, Michael Rosenthal and Elliot D. Hoops; (ii) for 2021, Ryan Corbett, Michael Rosenthal, Elliot D. Hoops and Sheila Bangalore; and (iii) for 2020, Ryan Corbett, Michael Rosenthal and Sheila Bangalore.
Peer Group Issuers, Footnote	The dollar amounts reported in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consisted of the following companies: Albemarle Corporation, Alcoa Corporation, Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, CF Industries Holdings, Inc., Cleveland-Cliffs Inc., Commercial Metals Company, Compass Minerals International, Inc., Quaker Chemical Corporation, Reliance Steel & Aluminum Co., Steel Dynamics, Inc., The Mosaic Company, and Westlake Chemical Corporation.
PEO Total Compensation Amount	$ 4,223,127	$ 1,599,032	$ 34,832,000	$ 0
PEO Actually Paid Compensation Amount	$ 129,911	(13,632,968)	36,336,000	0
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Litinsky, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Litinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Litinsky’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$4,223,127	$2,140,521	$(1,952,695)	$129,911
2022	$1,599,032	$—	$(15,232,000)	$(13,632,968)
2021	$34,832,000	$34,832,000	$36,336,000	$36,336,000
2020	$—	$—	$—	$—
(a) The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,439,305	$(1,772,000)	$(1,620,000)	$(1,952,695)
2022	$—	$(12,684,000)	$(2,548,000)	$(15,232,000)
2021	$36,336,000	$—	$—	$36,336,000
2020	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,995,319	2,111,590	984,079	10,320,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,235,982	(6,446,895)	6,001,970	21,065,164
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Litinsky), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Litinsky) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Litinsky) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,995,319	$1,680,392	$921,055	$2,235,982
2022	$2,111,590	$997,151	$(7,561,334)	$(6,446,895)
2021	$984,079	$482,699	$5,500,590	$6,001,970
2020	$10,320,082	$9,655,719	$20,400,801	$21,065,164
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Applicable Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,161,355	$(1,051,459)	$—	$811,159	$921,055
2022	$395,594	$(7,244,572)	$234,150	$(946,506)	$(7,561,334)
2021	$458,481	$4,751,757	$113,902	$176,450	$5,500,590
2020	$19,441,468	$—	$959,333	$—	$20,400,801

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance tabular disclosure above. As noted above, the compensation actually paid amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The first graph illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph illustrates the relationship between the compensation actually paid amounts to the Company’s net income (loss). While the Company does not use net income (loss) as a performance measure in the overall executive compensation program, the measure of net income (loss) is correlated with the measure Adjusted EBITDA, which the Company does use for when setting goals in the Company’s short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
The following graph illustrates the relationship between the compensation actually paid amounts to the Company’s Adjusted EBITDA. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise in the Pay versus Performance table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when setting goals in the Company’s short-term incentive compensation program. Mr. Litinsky did not earn any compensation in 2020.

Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Company’s Peer Group
The following graph illustrates the Company’s Cumulative TSR and the Cumulative TSR of the Company’s peer group beginning on November 18, 2020 (which was our first trading day in 2020) and the past four years. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to Note 6 to the Pay Versus Performance table above.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses in its executive compensation program are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Adjusted EBITDA
•REO Production
•Commercial Grade NdPr Oxide Production

Total Shareholder Return Amount	$ 131.54	160.90	300.99	213.19
Peer Group Total Shareholder Return Amount	186.27	180.34	170.93	112.07
Net Income (Loss)	$ 24,307,000	$ 289,004,000	$ 135,037,000	$ (21,825,000)
Company Selected Measure Amount	102,502,000	388,631,000	219,077,000	42,609,000
PEO Name	Mr. Litinsky
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	REO Production
Measure:: 3
Pay vs Performance Disclosure
Name	Commercial Grade NdPr Oxide Production
PEO | Reported Value of Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,140,521	$ 0	$ 34,832,000	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,952,695)	(15,232,000)	36,336,000	0
PEO | Year End Fair Value Of Equity Awards Granted In Applicable Year That Are Outstanding And Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,439,305	0	36,336,000	0
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,772,000)	(12,684,000)	0	0
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,620,000)	(2,548,000)	0	0
Non-PEO NEO | Reported Value of Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,680,392	997,151	482,699	9,655,719
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,055	(7,561,334)	5,500,590	20,400,801
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Applicable Year That Are Outstanding And Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,161,355	395,594	458,481	19,441,468
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,051,459)	(7,244,572)	4,751,757	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,159	(946,506)	176,450	0
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 234,150	$ 113,902	$ 959,333